EMPLOYEE BENEFIT PLANS - Summary of Plan (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Retirement Benefits [Abstract]
Total plan assets	$ 1,801	$ 2,395
Accumulated benefit obligation	$ 1,614	$ 2,045
Funded status	111.60%	117.10%